Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	₩ 16,869,982	₩ 12,914,689	₩ 9,805,428
Losses on financial instruments at fair value through profit or loss	15,369,373	10,872,846	9,361,056
Net gains on financial instruments at fair value through profit or loss	1,500,609	2,041,843	444,372
Financial assets at fair value through profit or loss
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,786,577	2,042,592	2,116,296
Losses on financial instruments at fair value through profit or loss	1,484,839	1,068,742	1,326,097
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,061,505	1,613,946	1,544,892
Losses on financial instruments at fair value through profit or loss	1,040,285	752,999	850,129
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	725,072	428,646	571,404
Losses on financial instruments at fair value through profit or loss	444,554	315,743	475,968
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	14,054,556	10,819,536	7,616,700
Losses on financial instruments at fair value through profit or loss	13,731,191	9,703,974	7,900,612
Interest rate
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,632,246	2,685,998	2,328,576
Losses on financial instruments at fair value through profit or loss	2,687,114	2,758,205	2,610,305
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	8,335,594	5,251,597	3,764,985
Losses on financial instruments at fair value through profit or loss	8,191,456	5,118,095	3,499,356
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,808,284	2,612,422	1,383,446
Losses on financial instruments at fair value through profit or loss	2,558,205	1,585,086	1,626,007
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	28,434	41,548	38,461
Losses on financial instruments at fair value through profit or loss	19,213	42,172	36,747
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	18,097	15,240	8,285
Losses on financial instruments at fair value through profit or loss	21,797	9,437	10,456
Other
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	231,901	212,731	92,947
Losses on financial instruments at fair value through profit or loss	253,406	190,979	117,741
Financial liabilties held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	28,160	46,750	72,410
Losses on financial instruments at fair value through profit or loss	153,227	94,426	134,287
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	689	5,811	22
Losses on financial instruments at fair value through profit or loss	₩ 116	₩ 5,704	₩ 60